Administrative Office: 6400 C Street SW Cedar Rapids, IA 52499

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Merrill Lynch Variable Life Separate Account II, SEC File No. 811-06227 (the “Registrant”)

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Transamerica Life Insurance Company (the “Company”) on behalf of the Registrant, recently transmitted (or will transmit) to its policyholders the annual/semi-annual reports for the underlying management investment companies listed below (the “Portfolio Companies”). This filing incorporates by reference the reports of the following Portfolio Companies as required by Rule 30b2-1 under the Act:

PORTFOLIO COMPANY	SEC FILE NO.
AB Variable Products Series Fund, Inc.	811-05398
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	811-07452
BlackRock Series Fund, Inc.	811-03091
BlackRock Series Fund II, Inc.	811-23345
BlackRock Variable Series Funds, Inc.	811-03290
MFS® Variable Insurance Trust	811-08326

If you have any questions regarding this filing, please contact me at (720)488-7884.

Sincerely,

/s/Brian G. Stallworth

Brian G. Stallworth Esq.

Transamerica Life Insurance Company